Long-term debt - Components (Details) $ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Mar. 10, 2023 MXN ($)	Mar. 31, 2022 MXN ($)	Apr. 16, 2021 MXN ($)	Mar. 26, 2013 item	Apr. 30, 2021 MXN ($)	Dec. 31, 2024 MXN ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Debt
Total long-term debt						$ 10,700,000		$ 10,700,000	$ 9,000,000
Less: Commissions and debt issuance costs						(18,120)		(23,292)	(15,664)
Net long-term debt						10,681,880		10,676,708	8,984,336	$ 4,996,622
Current portion of long-term debt									(1,500,000)
Long-term debt						$ 10,681,880	$ 513,893	$ 10,676,708	$ 7,484,336
Interest rate basis						TIIE 28
Spread on interest rate basis						0.60%	0.60%
Number of airports | item						13	13
Percentage of sustainability development goal reduction		58.00%				0.20%
Borrowings adjustment to interest rate basis						25
Percentage of reduction in borrowings						93.00%
Twenty Eight Days Interbank Offering Rate in Mexico
Debt
Interest rate (as a percent)						10.244%	10.244%	11.5035%	10.7605%
Debt securities issued in the Mexican market on March 26, 2013
Debt
Total long-term debt									$ 1,500,000
Term of loan				10 years
Number of airports guaranteeing the certificates | item				9
Number of airports | item				9
Percentage of airports guaranteeing the certificates (as a percent)				13.00%		80.00%	80.00%
Debt securities issued in the Mexican market on April 16, 2021
Debt
Total long-term debt						$ 1,000,000		$ 1,000,000	1,000,000
Principal amount			$ 1,000,000		$ 1,000,000
Spread on interest rate basis			0.75%
Term of loan			5 years		5 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Debt
Total long-term debt						2,500,000		2,500,000	2,500,000
Principal amount			$ 2,500,000		$ 2,500,000
Interest rate (as a percent)			7.83%
Term of loan			7 years		7 years
Percentage of airports guaranteeing the certificates (as a percent)					80.00%
Sustainability Linked Debt Securities Issued In The Mexican Market On March 31, 2022 One Member
Debt
Total long-term debt						1,700,000		1,700,000	1,700,000
Principal amount		$ 1,700,000
Spread on interest rate basis		0.14%
Term of loan		5 years
Sustainability Linked Debt Securities Issued In The Mexican Market On March 31, 2022 Two Member
Debt
Total long-term debt						2,300,000		2,300,000	$ 2,300,000
Interest rate (as a percent)		9.35%
Term of loan		7 years
Sustainability Linked Debt Securities Issued In The Mexican Market On March 10, 2023 One Member
Debt
Total long-term debt						640,000		640,000
Principal amount	$ 640,000
Spread on interest rate basis	0.22%
Term of loan	3 years 4 months 24 days
Sustainability Linked Debt Securities Issued In The Mexican Market On March 10, 2023 Two Member
Debt
Total long-term debt						$ 2,560,000		$ 2,560,000
Interest rate (as a percent)	10.26%
Term of loan	7 years